INCOME PER SHARE - Basic and diluted income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 1,186,345	$ 169,645	¥ 2,514,591	¥ 802,566
Less: Net income attributable to non-controlling interests	(15,196)		(17,368)	(1,663)
Add: Net loss attributable to redeemable non-controlling interests			18,891
Less: accretion to redemption value of convertible redeemable preferred shares	(20,082)	$ (2,872)	(62,000)	(43,330)
Less: accretion to redemption value of redeemable non-controlling interests			(18,891)
Less: cumulative undeclared dividends on convertible redeemable preferred shares	(15,702)		(51,032)	(32,081)
Less: Net income attributable to preferred shareholders based on their participating rights	(116,785)		(949,041)	(198,548)
Net earnings available for distribution - basic	1,018,580		1,435,150	526,944
Reversal of accretion on redemption value of Series A and Series B convertible redeemable preferred shares				34,484
Reversal and reallocation of net income attributable to preferred shareholders				199,331
Net earnings available for distribution - diluted	¥ 1,018,580		¥ 1,435,150	¥ 760,759
Denominator:
Denominator for basic income per share calculation | shares	162,470,727	162,470,727	100,628,189	104,465,049
Effects of dilutive securities convertible redeemable preferred shares | shares				48,266,743
Effects of dilutive securities outstanding share options and RSUs | shares	2,243,939	2,243,939
Denominator for diluted income per share calculation | shares	164,714,666	164,714,666	100,628,189	152,731,792
Basic income per share | (per share)	¥ 6.27	$ 0.9	¥ 14.26	¥ 5.04
Dilutive income per share | (per share)	¥ 6.18	$ 0.88	¥ 14.26	¥ 4.98